Marketable Securities: (Tables)	6 Months Ended
Jun. 30, 2015
Marketable Securities: (Tables) [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	June 30,	December 31,
	2015	2014
Fair value at beginning of year	$175,541	$318,442
Impairment loss	-	(162,479)
Increase in market value	68,216	19,578
Fair value at balance sheet date	$243,757	$175,541